Income Taxes - Schedule of Reconciliation of Differences Between the Statutory Tax Rate and the Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Differences Between the Statutory Tax Rate and the Effective Tax Rate [Abstract]
Income tax computed at PRC statutory tax rate	25.00%	25.00%	25.00%
Effect of tax-preferential entities	(0.50%)	(17.00%)	(23.00%)
Non-deductible expenses and others	(12.60%)	24.10%	(34.00%)
Effective income tax rate	11.90%	32.10%	(32.00%)